Long-term debt and capital lease obligations - Accounts Receivable Facility, Other and Secured debt (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt and Capital Lease Obligations.
Interest rate on borrowings (as a percent)	1.21%	4.19%	4.64%
Current Portion of long term borrowings	€ 1,106,519,000	€ 883,535,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Maximum amount available		3,319,153,000
Balance outstanding		2,027,082,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Maximum amount available	786,026,000	667,056,000
Balance outstanding	0	294,338,000
Letters of credit outstanding	€ 23,259,000	€ 59,404,000
Interest rate on borrowings (as a percent)	0.00%	1.40%
Other
Long-term Debt and Capital Lease Obligations.
Fixed payment obligations for acquisitions	€ 16,713,000	€ 14,199,000
Current Portion of long term borrowings	€ 7,621,000	€ 4,453,000